UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management, LLC
Address: 222 Berkeley Street 12th Floor

         Boston, MA  02116

13F File Number:  28-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

     /s/ Chris Kaster     Boston, MA     October 29, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $578,476 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     6123   220000 SH  CALL SOLE                   152000    68000        0
ANGIOTECH PHARMACEUTICALS IN   COM              034918102      173   100000 SH       SOLE                    65000    35000        0
BCE INC                        COM NEW          05534B760     8216   333055 SH       SOLE                   333055        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2375   100000 SH       SOLE                    70000    30000        0
CHESAPEAKE ENERGY CORP         COM              165167107     2840   100000 SH       SOLE                   100000        0        0
COMCAST CORP NEW               CL A             20030N101    31144  1845000 SH       SOLE                  1601750   243250        0
DANA HOLDING CORP              COM              235825205     2329   341947 SH       SOLE                   328734    13213        0
DISH NETWORK CORP              CL A             25470M109    12519   650000 SH  CALL SOLE                   650000        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860    32445  4500000 SH  CALL SOLE                  3375000  1125000        0
GENERAL ELECTRIC CO            COM              369604103    16420  1000000 SH       SOLE                  1000000        0        0
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7     5798  6000000 PRN      SOLE                  4200000  1800000        0
MI DEVS INC                    CL A SUB VTG     55304X104     3363   250000 SH       SOLE                   250000        0        0
PROLOGIS                       NOTE 2.250% 4/0  743410AQ5    14352 15925000 PRN      SOLE                 15925000        0        0
QUANTUM CORP                   COM DSSG         747906204    10119  8030739 SH       SOLE                  8030739        0        0
RANGE RES CORP                 COM              75281A109     9872   200000 SH       SOLE                   200000        0        0
SAFEWAY INC                    COM NEW          786514208    12303   623895 SH       SOLE                   623895        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882      868  1845958 SH       SOLE                  1200883   645075        0
SPDR TR                        UNIT SER 1       78462F103   306211  2900000 SH  PUT  SOLE                  2900000        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100    13825  3500000 SH       SOLE                  2000000  1500000        0
STARWOOD PPTY TR INC           COM              85571B105    14175   700000 SH       SOLE                        0   700000        0
TESORO CORP                    COM              881609101    22710  1516000 SH  CALL SOLE                  1516000        0        0
WELLPOINT INC                  COM              94973V107    10419   220000 SH  CALL SOLE                   152000    68000        0
WHIRLPOOL CORP                 COM              963320106    39877   570000 SH  PUT  SOLE                   570000        0        0